Cover	Jun. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 07, 2023
Entity File Number	0-52423
Entity Registrant Name	AECOM
Entity Central Index Key	0000868857
Entity Tax Identification Number	61-1088522
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	13355 Noel Road
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240
City Area Code	972
Local Phone Number	788-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ACM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false